INCOME TAXES (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Note [Line Items]
Current	$ 39,862	$ 3,698	$ (622)
Deferred	84	(770)	1,729
INCOME TAXES	39,946	2,928	1,107
Israel [Member]
Income Tax Note [Line Items]
Current	38,248	3,829	1,411
Deferred	84	(770)	30
Subsidiaries outside Israel [Member]
Income Tax Note [Line Items]
Current	1,614	(131)	(2,033)
Deferred	$ 0	$ 0	$ 1,699